Interest Rate Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Interest Rate Derivatives

Note 11:   Interest Rate Derivatives

The Company is exposed to certain risks from both its business operations and changes in economic conditions.  As part of managing interest rate risk, the Company enters into standardized interest rate derivative contracts (designated as hedging agreements) to modify the repricing characteristics of certain portions of the Company’s portfolios of earning assets and interest-bearing liabilities. The Company designates interest rate hedging agreements utilized in the management of interest rate risk as either fair value hedges or cash flow hedges. Interest rate hedging agreements are generally entered into with counterparties that meet established credit standards and the agreements contain master netting, collateral and/or settlement provisions protecting the at-risk party. Based on adherence to the Company’s credit standards and the presence of the netting, collateral or settlement provisions, the Company believes that the credit risk inherent in these contracts was not material at June 30, 2020.  Interest rate hedging agreements are recorded at fair value as other assets or liabilities.  The Company had no derivative contracts not designated as hedging agreements at June 30, 2020 or December 31, 2019.

As a result of interest rate fluctuations, fixed-rate assets and liabilities will appreciate or depreciate in fair value. When effectively hedged, this appreciation or depreciation will generally be offset by fluctuations in the fair value of derivative instruments that are linked to the hedged assets and liabilities. This strategy is referred to as a fair value hedge. In a fair value hedge, the fair value of the derivative (the interest rate hedging agreement) and changes in the fair value of the hedged item are recorded in the Company’s consolidated balance sheet with the corresponding gain or loss recognized in current earnings.  The difference between changes in the fair value of the interest rate hedging agreements and the hedged items represents hedge ineffectiveness and is recorded as an adjustment to the interest income or interest expense of the respective hedged item.

Cash flows related to floating rate assets and liabilities will fluctuate with changes in the underlying rate index.  When effectively hedged, the increases or decreases in cash flows related to the floating-rate asset or liability will generally be offset by changes in cash flows of the derivative instruments designated as a hedge.  This strategy is referred to as a cash flow hedge. In a cash flow hedge, the effective portion of the derivative’s gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings.  The ineffective portion of the derivative’s gain or loss on cash flow hedges is accounted for similar to that associated with fair value hedges.

Among the array of interest rate hedging contracts, potentially available to the Company, are interest rate swap and interest rate cap (or floor) contracts.  The Company uses interest rate swaps, cap or floor contracts as part of its interest rate risk management strategy.  Interest rate swaps involve the receipt of variable amounts from a counterparty in exchange for the Company making fixed payments over the life of the agreements without the exchange of the underlying notional amount.  An interest rate cap is a type of interest rate derivative in which the buyer receives payments at the end of each contractual period in which the index interest rate exceeds the contractually agreed upon strike price rate. The purchaser of a cap contract will continue to benefit from any rise in interest rates above the strike price. Similarly an interest rate floor is a derivative contract in which the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. The purchaser of a floor contract will continue to benefit from any rise in interest rates above the strike price.

The Company entered into a pay-fixed/receive variable interest rate swap with a notional amount of $9.2 million in April 2019, which was designated as a fair value hedge, associated with specific pools within the Company’s fixed-rate consumer loan portfolio.  The swap contract will be in force from April 2019 to April 2021 and the Company will be required to pay 2.39% to the swap counterparty, while receiving 3-month LIBOR indexed payments from the same counterparty, with both payments calculated on the notional amount.

As of June 30, 2020 and December 31, 2019, the following amounts were recorded on the balance sheet related to the cumulative basis adjustments for fair value hedges:

(In thousands)	Carrying Amount of the Hedged Assets at June 30, 2020	Cumulative Amount of Fair Value Hedging Adjustment Included in The Carrying Amount of the Hedged Assets at June 30, 2020	Carrying Amount of the Hedged Assets at December 31, 2019	Cumulative Amount of Fair Value Hedging Adjustment Included in The Carrying Amount of the Hedged Assets at December 31, 2019
Line item on the balance sheet in which the hedged item is included:
Loans receivable (1)	$16,428	$149	$19,254	$75

(1)

These amounts include the amortized cost basis of the hedged portfolio used to designate the hedging relationship in which the hedged item is the remaining amortized cost of the last layer expected to be remaining at the end of the hedging contract term. At June 30, 2020 and December 31, 2019, the amortized cost of the basis of the closed portfolio used in the hedging relationship was $16.4 million and $19.3 million, the cumulative basis adjustment associated with the hedging relationship was $149,000 and $75,000, and the amount of the designated hedged item was $9.2 million and $9.2 million, respectively.

At June 30, 2020 and December 31, 2019, the fair value of the fair value derivative resulted in a net liability position of $157,000 and $92,000 under the agreement, respectively, recorded by the Company in other liabilities.  The Company’s participation in the swap contract reduced total loan interest income, recognized in consolidated earnings, by $72,000 and $88,000 for three and six months ended June 30, 2020, respectively.

In February 2020, the Company entered into an interest rate cap contract in the notional amount of $40.0 million, intended to reduce the Company’s exposure to potential rising interest rates. This contractual agreement has been designated as a cash flow hedge with changes in the fair value of the contract, net of changes in the fair value of the designated hedged liability (certain short-term certificates of deposit with rates of interest that are highly correlated to the 3-month LIBOR index) being accounted for through other comprehensive income.  The term of the cap contract commenced on May 1, 2020 and expire on May 1, 2023.  The Company paid $228,000 in a one-time premium for the cap contract and has no further contractual obligations to the counterparty over the three-year life of the contract.  The premium will be amortized ratably over the contractual term of the cap contract with an annual average cost to the Company of approximately 19 basis points relative to the notional amount. The Company will potentially benefit during the term of this cap contract, in the manner described above, for the period of time that the 3-month LIBOR index exceeds 1.85% (the strike price).  The cap contract had no effect on recorded interest expense in the three or six months ended June 30, 2020.

In March 2020, the Company entered into an interest rate swap contract in the notional amount of $40.0 million, intended to reduce the Company’s exposure to potential rising interest rates. This contractual agreement has been designated as a cash flow hedge with changes in the fair value of the contract, net of changes in the fair value of the designated hedged liability (certain short-term certificates of deposit with rates of interest that are highly correlated to the 3-month LIBOR index) being accounted for through other comprehensive income. The term of the swap contract commenced on May 15, 2020 and expire on May 15, 2023.  Under the terms of the swap contract, the Company will be obligated to pay the contractual counterparty an annual rate of 1.39% (the strike price) times the notional amount of the contract.  Simultaneously, for the duration of the swap contract, the counterparty will be obligated to pay the Company the annual rate of the 3-month LIBOR index, as determined each calendar quarter, times the notional contractual amount. The swap contract had no effect on recorded interest expense in the three or six months ended June 30, 2020.

(In thousands)	June 30, 2020	December 31, 2019
Cash flow hedges:
Total unamortized premium	$224	$-
Fair market value adjustment interest rate cap	(199)	-
Total unamortized cap	25	-
Fair market value adjustment interest rate swap	(1,329)	-
Total loss in comprehensive income	$(1,528)	$-

The amounts of hedge ineffectiveness, recognized during the quarter ended June 30, 2020, for cash flow hedges were not material to the Company’s consolidated results of operations.   The Company had no hedged positions at June 30, 2019.  Some or the entire amount included in accumulated other comprehensive loss would be reclassified into current earnings should a portion of, or the entire hedge no longer be considered effective, but at this time, management expects the hedge to remain fully effective during the remaining term of the swap.  The changes in the fair values of the interest rate hedging agreements and the hedged items primarily result from the effects of changing interest rates and spreads.

The Company manages its potential credit exposure on interest rate swap transactions by entering into a bilateral credit support agreements with each counterparty. These agreements require collateralization of credit exposures beyond specified minimum threshold amounts. The Company posted cash in escrow of $1.6 million under collateral arrangements to satisfy collateral requirements associated with the interest rate swap contract at June 30, 2020.

	For the three months ended		For the six months ended
(In thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Balance as of December 31:	$-	$-	$-	$-
Amount of losses recognized in other comprehensive income	(184)	-	(1,528)	-
Losses in other comprehensive income:	$(184)	$-	$(1,528)	$-

NOTE 21: INTEREST RATE DERIVATIVE

The Company is exposed to certain risks from both its business operations and economic conditions.  The Company principally manages its exposures to a wide variety of business and operational risks through the management of its core business activities.  As part of the Company’s overall risk management processes, the Company manages its economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of certain balance sheet assets and liabilities. In the normal course of business, the Company also uses derivative financial instruments as an additional risk management tool.  Financial derivatives are recorded at fair value as other assets.

Among the array of interest rate derivative transactions potentially available to the Company are interest rate swaps.  The Company uses interest rate swaps as part of its interest rate risk management strategy.  Interest rate swaps, designated as fair value hedges, involve the receipt of variable amounts from a counterparty in exchange for the Company making fixed payments over the life of the agreements without the exchange of the underlying notional amount.  The gain or loss on the derivative as well as the offsetting gain of loss on the hedged item attributable to the hedged risk are recognized in earnings.  The Company entered into a pay-fixed/receive variable interest rate swap with a notional amount of $9.2 million in April 2019, which was designated as a fair value hedge associated with specific pools within the Company’s fixed-rate consumer loan portfolio.

As of December 31, 2019, the following amounts were recorded on the balance sheet related to the cumulative basis adjustments for fair value hedges:

(In thousands)	Carrying Amount of the Hedged Assets at December 31, 2019	Cumulative Amount of Fair Value Hedging Adjustment Included in The Carrying Amount of the Hedged Assets at December 31, 2019

Line item on the balance sheet in which the hedged item is included:
Loans receivable (1)	$19,254	$75
(1)

These amounts include the amortized cost basis of the closed portfolio used to designate the hedging relationship in which the hedged item is the remaining amortized cost of the last layer expected to be remaining at the end of the hedging relationship. At December 31, 2019, the amortized cost of the basis of the closed portfolio used in the hedging relationship was $19.3 million, the cumulative basis adjustment associated with the hedging relationship was $75,000, and the amount of the designated hedged item was $9.2 million.

At December 31, 2019, the fair value of the derivative resulted in a net liability position of $92,000 under the agreement, recorded by the Company in other liabilities. The Company had no derivative agreements in place at December 31, 2018.

The Company manages its potential credit exposure on interest rate swap transactions by entering into a bilateral credit support agreements with each counterparty.  These agreements require collateralization of credit exposures beyond specified minimum threshold amounts.  The Company’s agreement with its interest rate swap counterparty contains a provision whereby if either party defaults on any of its indebtedness, then that party could also be declared in default on its derivative obligations. The agreement with the Company’s derivative counterparty also includes certain other provisions that if not met, could result in the Company or the counterparty being declared in default.  If either the Company or the counterparty were to be declared in default, the other party to the agreement can terminate the derivative position and require settlement of all obligations as specifically outlined within the terms of the agreement.